Convertible Debentures - Convertible debentures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about borrowings [line items]
Convertible debentures, beginning of period	$ 14,039	$ 12,644
Repayment of convertible debentures	(3,512)	0
Settlement of convertible debenture in services	515	(505)
Accretion expense	153	0
Convertible debentures	0	8,708
Convertible debentures
Disclosure of detailed information about borrowings [line items]
Convertible debentures, beginning of period		8,708	$ 7,466
Settlement of convertible debenture in equity	(5,025)	0
Repayment of convertible debentures	(3,512)	0
Settlement of convertible debenture in services	(182)	(505)
Other settlement of convertible debenture	(182)	0
Accretion expense	$ 193	$ 1,747